Note 3 - Summary of Significant Accounting Policies: Fair Value of Financial Instruments: Level 3 Valuation Reconciliation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Details
Derivative liability		$ (5,687,262)
Purchases, sales, issuances and settlements (net)	$ 5,687,262